Employee benefits - Change in benefit obligation and fair value of plan assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Item	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of countries defined benefit pension risks transferred | Item		3
Number of defined benefit pension plans settled | Item		2
Defined benefit plan payment for transferred plan transaction		$ 309
Charges included in net periodic benefit cost as curtailments, settlements and special termination benefits		520
Pension charges		143
Pension obligation in discontinued operations		101
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ 0	1	$ 1
Defined pension benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	8,742
Fair value of plan assets at December 31	8,576	8,742
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(1,540)	(2,038)	(2,782)
Prior service credit	72	75	59
Amount recognized in OCI and NCI	(1,468)	(1,963)	(2,723)
Taxes associated with amount recognized in OCI and NCI	352	374	536
Amount recognized in OCI and NCI, net of tax	(1,116)	(1,589)	(2,187)
Defined pension benefits | Switzerland
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	3,870	4,308
Service cost	61	74	76
Interest cost		6	15
Interest cost	(5)
Contributions by plan participants	36	72
Benefit payments	(130)	(160)
Settlements	(124)	(101)
Benefit obligations of businesses acquired (divested)	0	(765)
Actuarial (gain) loss	(140)	71
Plan amendments and other	0	0
Exchange rate differences	(134)	365
Benefit obligation at December 31	3,434	3,870	4,308
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	4,133	4,189
Actual return on plan assets	279	191
Contributions by employer	63	228
Contributions by plan participants	36	72
Benefit payments	(130)	(160)
Settlements	(124)	(101)
Plan assets of businesses acquired (divested)	0	(664)
Plan amendments and other	0	0
Exchange rate differences	(144)	378
Fair value of plan assets at December 31	4,113	4,133	4,189
Funded status-overfunded (underfunded)	679	263
Defined pension benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	5,527	7,878
Service cost	47	92	113
Interest cost	72	111	174
Contributions by plan participants	8	12
Benefit payments	(207)	(295)
Settlements	(84)	(2,542)
Benefit obligations of businesses acquired (divested)	(46)	(165)
Actuarial (gain) loss	(15)	214
Plan amendments and other	13	(64)
Exchange rate differences	(200)	286
Benefit obligation at December 31	5,115	5,527	7,878
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	4,608	6,246
Actual return on plan assets	197	375
Contributions by employer	124	611
Contributions by plan participants	8	12
Benefit payments	(207)	(295)
Settlements	(84)	(2,542)
Plan assets of businesses acquired (divested)	(50)	(82)
Plan amendments and other	14	62
Exchange rate differences	(147)	221
Fair value of plan assets at December 31	4,463	4,608	6,246
Funded status-overfunded (underfunded)	(652)	(919)
Other postretirement benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	21	21	28
Prior service credit	7	11	13
Amount recognized in OCI and NCI	28	32	41
Amount recognized in OCI and NCI, net of tax	28	32	41
Other postretirement benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	98	110
Service cost	1	1	1
Interest cost	2	3	4
Contributions by plan participants	0	0
Benefit payments	(9)	(12)
Settlements	0	0
Benefit obligations of businesses acquired (divested)	(11)	(5)
Actuarial (gain) loss	(8)	4
Plan amendments and other	(2)	(3)
Exchange rate differences	0	0
Benefit obligation at December 31	71	98	110
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	0	0
Actual return on plan assets	0	0
Contributions by employer	9	12
Contributions by plan participants	0	0
Benefit payments	(9)	(12)
Settlements	0	0
Plan assets of businesses acquired (divested)	0	0
Plan amendments and other	0	0
Exchange rate differences	0	0
Fair value of plan assets at December 31	0	0	$ 0
Funded status-overfunded (underfunded)	$ (71)	$ (98)